Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum future rent payments under noncancelable operating leases

(in thousands)
2018	$2,751
2019	1,907
2020	1,379
2021	1,383
2022	641
Thereafter	998
Total	$9,059